Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash on hand		$ 514,080	$ 472,641
Cash in bank		13,465,137	19,762,586
Subtotal		13,979,217	20,235,227
Restricted cash – current	[1]	26,319	100,764
Restricted cash – non-current	[2]	1,496,236	1,608,762
Cash, cash equivalents, and restricted cash		15,501,772	21,944,753
Cash at banks attributable to discontinued operations			28,642
Cash, cash equivalents, and restricted cash		$ 15,501,772	$ 21,973,395	$ 26,030,392	$ 8,230,644

[1]	During the six months ended June 30, 2024, with regards to various labor-related lawsuits in the PRC, the PRC Court issued an order to freeze one of the Company’s bank accounts which restricted or prohibited the transfer and use of deposited funds by the Company. The sum will be released upon the Company has paid to satisfy the claims.
[2]	The non-current restricted cash represents cash pledged with a local bank in Thailand as collateral for bank guarantees issued by those banks in respect of the Company’s Cash-In-Transit projects.